UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9537

MFS CALIFORNIA INSURED MUNICIPAL FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® California Insured Municipal Fund

2/28/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 177.0%
Airport & Port Revenue – 4.8%
Orange County, CA, Airport Rev., “A”, 5%, 2031	$190,000	$191,680
Port of Oakland, CA, “A”, NATL, 5%, 2026	495,000	470,443
Port of Oakland, CA, “K”, FGIC, 5.75%, 2010 (c)	5,000	5,039
San Diego County, CA, Regional Airport Authority, AMBAC, 5.25%, 2020	500,000	516,475
San Francisco, CA, City & County Airports Commission, International Airport Rev., 5.5%, 2019 (b)	270,000	272,174

		$1,455,811

General Obligations - General Purpose – 6.8%
State of California, AMBAC, 6%, 2017	$1,000,000	$1,143,020
State of California, AMBAC, 5%, 2034	1,000,000	908,030

		$2,051,050

General Obligations - Schools – 43.1%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 2028	$500,000	$521,475
Allan Hancock, CA, Joint Community College (Election of 2006), “A”, AGM, 4.375%, 2031	100,000	93,839
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	665,000	237,285
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 0%, 2026	970,000	370,579
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	250,000	253,410
Culver City, CA, School Facilities Financing Authority Rev. (Culver City Unified School District), AGM, 5.5%, 2025	1,000,000	1,153,770
Desert, CA, Community College District, “C”, AGM, 5%, 2037	500,000	505,220
Escondido, CA, Union High School District (Election of 2008), “A”, ASSD GTY, 0%, 2034	500,000	276,540
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 2034	500,000	515,585
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 2029	1,000,000	1,126,510
Rancho Santiago, CA, Community College District, AGM, 5.125%, 2029	175,000	193,435
Rescue, CA, Unified School District (Election of 1998), NATL, 0%, 2026	1,125,000	427,703
San Bernardino, CA, City Unified School District (Election of 1999), “C”, NATL, 0%, 2027	1,000,000	320,270
San Diego, CA, Community College (Election 2002), 5.25%, 2033	125,000	130,659
San Diego, CA, Unified School District (Election of 1998), AGM, 5.25%, 2028	800,000	903,288
San Diego, CA, Unified School District (Election of 1998), “E-2”, AGM, 5.5%, 2025 (f)	1,500,000	1,739,010
Union, CA, Elementary School District, “A”, FGIC, 0%, 2018	1,630,000	1,107,667
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 2025	500,000	509,815
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 2034	500,000	501,270
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 2021	450,000	462,600
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2023	500,000	533,460
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2021	500,000	544,670
Yuba City, CA, Unified School District, FGIC, 0%, 2018	1,000,000	625,530

		$13,053,590

Healthcare Revenue - Hospitals – 10.3%
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2027	$250,000	$228,993
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,000,000	1,019,840
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2030	500,000	450,825
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CHCLI, 5.5%, 2023	500,000	520,890
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	500,000	513,935

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	$400,000	$397,660

		$3,132,143

Healthcare Revenue - Long Term Care – 5.4%
ABAG Finance Authority for Non-Profit Corps. (Casa de las Campanas), 6%, 2037	$385,000	$384,484
ABAG Finance Authority for Non-Profit Corps. (Odd Fellows Home), NATL, 6%, 2024	1,000,000	1,000,300
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	235,000	249,988

		$1,634,772

Industrial Revenue - Environmental Services – 1.7%
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	$500,000	$527,455
Miscellaneous Revenue - Other – 5.1%
ABAG Finance Authority Rev. (Jackson Lab), 5.75%, 2037	$385,000	$380,780
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	160,000	159,992
San Francisco, CA, City & County Redevelopment Agency, Hotel Tax Rev., AGM, 6.75%, 2025	1,000,000	1,000,160

		$1,540,932

Single Family Housing - Local – 0.1%
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “A”, GNMA, 6.35%, 2029	$10,000	$10,765
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	20,000	21,033

		$31,798

Single Family Housing - State – 3.0%
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	$995,000	$916,146
Solid Waste Revenue – 1.6%
Salinas Valley, CA, Solid Waste Authority Rev., AMBAC, 5.125%, 2022	$500,000	$482,385
State & Agency - Other – 1.4%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 2027	$500,000	$439,580
State & Local Agencies – 28.4%
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project), AMBAC, 4.5%, 2041	$725,000	$627,944
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	255,000	245,430
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., BHAC, 5%, 2038	1,000,000	960,470
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	893,220
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,000,000	857,850
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 2019	1,000,000	1,060,040
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2018	2,020,000	1,216,585
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2023	2,220,000	905,827
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	390,000	412,827
Western Placer, CA, Unified School, “B”, ASSD GTY, 5.125%, 2047	1,200,000	1,093,668
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	330,000	325,558

		$8,599,419

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 16.4%
Compton, CA, Public Finance Authority, AMBAC, 5%, 2032	$500,000	$464,910
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 2029	1,000,000	907,630
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	100,000	98,065
Lancaster, CA, Financing Authority, Tax Allocation Rev. (Projects No. 5 & 6 Redevelopment Projects), NATL, 5.25%, 2020	1,075,000	1,117,914
Long Beach, CA, Bond Finance Authority, Tax Allocation Rev., “C”, AMBAC, 5.5%, 2031	750,000	669,255
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “A”, AMBAC, 5.25%, 2025	500,000	498,950
San Dieguito, CA, Public Facilities Authority, “A”, AMBAC, 5%, 2032	500,000	480,440
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “C”, NATL, 4.25%, 2030	900,000	724,743

		$4,961,907

Tobacco – 5.8%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	$1,000,000	$669,910
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,500,000	1,097,925

		$1,767,835

Toll Roads – 1.6%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$494,535

Transportation - Special Tax – 1.8%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 2016 (c)	$450,000	$545,549

Universities - Colleges – 8.0%
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	$45,000	$46,135
California University Rev., “C”, NATL, 5%, 2029	1,500,000	1,528,016
Hastings College of the Law, CA, ASSD GTY, 4.75%, 2037	195,000	185,582
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 2030	500,000	430,190
University of California Rev., “J”, AGM, 4.5%, 2035	250,000	239,793

		$2,429,716

Utilities - Investor Owned – 8.4%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), NATL, 5.35%, 2016	$1,000,000	$1,034,630
California Pollution Control Financing Authority, Pollution Control Rev. (Southern California Edison Co.), “B”, NATL, 5.45%, 2029	1,500,000	1,508,100

		$2,542,730

Utilities - Municipal Owned – 2.5%
Los Angeles, CA, Department of Water & Power Rev., “A-1”, AGM, 4.625%, 2037	$355,000	$346,633
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 2024	390,000	411,887

		$758,520

Utilities - Other – 2.7%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$245,000	$257,987
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	585,000	551,673

		$809,660

Water & Sewer Utility Revenue – 18.1%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 2034	$500,000	$490,340
Azusa, CA, Public Financing Authority Rev. (Water Systems Project), AGM, 5%, 2021	565,000	591,900
Hollister CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, AGM, 5%, 2032	770,000	744,852
Los Angeles, CA, Department of Water & Power Waterworks Rev., “C”, NATL, 5%, 2029	500,000	517,250

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Pico Rivera, CA, Water Authority Rev. (Water Systems Project), “A”, NATL, 5.5%, 2029	$2,000,000	$2,155,740
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 2036	600,000	602,868
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	405,000	393,539

		$5,496,489

Total Municipal Bonds		$53,672,022

Money Market Funds (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	232,026	$232,026

Floating Rate Demand Notes – 1.3%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.2%, due 3/01/10, at Value	$400,000	$400,000

Total Investments		$54,304,048

Other Assets, Less Liabilities – 1.5%		459,835
Preferred shares (issued by the Fund) – (80.7)%		(24,450,000)

Net Assets applicable to common shares – 100.0%		$30,313,883

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS California Insured Municipal Fund

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$53,672,022	$—	$53,672,022
Short Term Securities	—	400,000	—	400,000
Mutual Funds	232,026	—	—	232,026

Total Investments	$232,026	$54,072,022	$—	$54,304,048

Other Financial Instruments
Futures	$(101,546)	$—	$—	$(101,546)

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

MFS California Insured Municipal Fund

Supplemental Information (Unaudited) 2/28/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,783,617

Gross unrealized appreciation	$1,639,810
Gross unrealized depreciation	(2,119,379)

Net unrealized appreciation (depreciation)	$(479,569)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 2/28/10

Futures Contracts Outstanding at 2/28/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	44	5,169,313	Jun-10	$(36,349)
U.S. Treasury Bond 30 yr (Short)	USD	45	5,295,938	Jun-10	(65,197)

					$(101,546)

At February 28, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Instituational Money Market Portfolio	658,893	4,538,013	(4,964,880)	232,026

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$381	$232,026

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA INSURED MUNICIPAL FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2010

*	Print name and title of each signing officer under his or her signature.